Payables and Other Current Liabilities - Changes in Provision Law 18/2022 (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) invoice	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Trade And Other Payables [Line Items]
Total payments	€ 29,509	€ 29,236	€ 31,080
Telefónica, S.A.
Trade And Other Payables [Line Items]
Total payments	8,362	€ 7,671
Telefónica, S.A. | Law 18/2022
Trade And Other Payables [Line Items]
Total payments	€ 4,899
Payments To Suppliers For Goods And Services, To Total, Percentage	0.59
Number of Invoices, Payments To Suppliers For Goods And Services | invoice	157,523
Number of Invoices, Payments To Suppliers For Goods And Services, To Total, Percentage	0.54